Share of results in associates	12 Months Ended
Dec. 31, 2021
Share of results in associates
Share of results in associates	10 Share of results in associates

	2021	2020	2019
Share of loss in associates (Note 15)	(629)	(1,667)	(1,416)
	(629)	(1,667)	(1,416)